Shareholder Report	12 Months Ended
Jul. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	DELAWARE GROUP INCOME FUNDS
Entity Central Index Key	0000027825
Document Period End Date	Jul. 31, 2024
C000085181 [Member]
Shareholder Report [Line Items]
Fund Name	Delaware Floating Rate Fund
Class Name	Class A
Trading Symbol	DDFAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Delaware Floating Rate Fund (Fund) for the period of August 1, 2023, to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at delawarefunds.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	delawarefunds.com/literature
Expenses [Text Block]	What were the Fund's costs for the last 12 months? (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$98	0.93%

Expenses Paid, Amount	$ 98
Expense Ratio, Percent	0.93%
Factors Affecting Performance [Text Block]
Management’s discussion of Fund performance
Performance highlights
Delaware Floating Rate Fund (Class A) returned 10.18% (excluding sales charge) for the 12 months ended July 31, 2024. During the same period, the Bloomberg US Aggregate Index, the Fund's broad-based securities market index and primary benchmark, returned 5.10%, while the Morningstar LSTA US Leveraged Loan Index, the Fund's narrowly based securities market index and secondary benchmark, returned 10.45%.
Top contributors to performance relative to the secondary benchmark:
A high average coupon of approximately 9.5%, plus reduced capital markets volatility, helped drive the historically strong total returns.
Positioning skewed more to single-B rated loans, which outperformed BB-rated loans.
An overweight and security selection in the materials, telecommunications, and utilities sectors
An overweight and security selection in the consumer discretionary and retail sectors
Top detractors from performance relative to the secondary benchmark:
An underweight in the financial services, consumer services, and the commercial and professional services sectors
An overweight and security selection in the media sector
Security selection in the healthcare sector
Overweight to BB-rated loans

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index and an additional narrowly based securities market index for the same period and the deduction of the maximum applicable sales charge for Class A shares.
Growth of $10,000 investment
For the period July 31, 2014, through July 31, 2024

Average Annual Return [Table Text Block]
Average annual total returns (as of July 31, 2024)	1 year	5 year	10 year
Delaware Floating Rate Fund (Class A) – including sales charge	7.20%	4.48%	3.44%
Delaware Floating Rate Fund (Class A) – excluding sales charge	10.18%	5.05%	3.73%
Bloomberg US Aggregate Index	5.10%	0.19%	1.61%
Morningstar LSTA US Leveraged Loan Index	10.45%	5.50%	4.67%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	In connection with new regulatory requirements, effective the date of this report, the Fund changed its broad-based securities market benchmark index to the Bloomberg US Aggregate Index.
Prior Market Index Comparison [Text Block]	Although the Bloomberg US Aggregate Index can be considered broadly representative of the overall securities market applicable to the Fund, the Fund will continue to show the performance of the Morningstar LSTA US Leveraged Loan Index for comparative purposes because the Delaware Management Company, the Fund's manager, believes it is more representative of the Fund’s investment universe.
Updated Performance Information Location [Text Block]	Visit delawarefunds.com/performance for the most recent performance information.
Net Assets	$ 624,069,415
Holdings Count | Holding	197
Advisory Fees Paid, Amount	$ 2,897,103
Investment Company Portfolio Turnover	104.00%
Additional Fund Statistics [Text Block]	Fund statistics (as of July 31, 2024)
Fund net assets	$624,069,415
Total number of portfolio holdings	197
Total advisory fees paid	$2,897,103
Portfolio turnover rate	104%

Holdings [Text Block]
Fund holdings (as of July 31, 2024)
The table below shows the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Industrials	15.82%
Information Technology	14.76%
Consumer Discretionary	11.92%
Communication Services	11.72%
Financials	11.44%
Materials	10.66%
Utilities	8.81%
Healthcare	8.44%
Consumer Staples	2.09%
Energy	0.78%

C000085182 [Member]
Shareholder Report [Line Items]
Fund Name	Delaware Floating Rate Fund
Class Name	Class C
Trading Symbol	DDFCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Delaware Floating Rate Fund (Fund) for the period of August 1, 2023, to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at delawarefunds.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	delawarefunds.com/literature
Expenses [Text Block]
What were the Fund's costs for the last 12 months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$176	1.68%

Expenses Paid, Amount	$ 176
Expense Ratio, Percent	1.68%
Factors Affecting Performance [Text Block]
Management’s discussion of Fund performance
Performance highlights
Delaware Floating Rate Fund (Class C) returned 9.37% (excluding sales charge) for the 12 months ended July 31, 2024. During the same period, the Bloomberg US Aggregate Index, the Fund's broad-based securities market index and primary benchmark, returned 5.10%, while the Morningstar LSTA US Leveraged Loan Index, the Fund's narrowly based securities market index and secondary benchmark, returned 10.45%.
Top contributors to performance relative to the secondary benchmark:
A high average coupon of approximately 9.5%, plus reduced capital markets volatility, helped drive the historically strong total returns.
Positioning skewed more to single-B rated loans, which outperformed BB-rated loans.
An overweight and security selection in the materials, telecommunications, and utilities sectors
An overweight and security selection in the consumer discretionary and retail sectors
Top detractors from performance relative to the secondary benchmark:
An underweight in the financial services, consumer services, and the commercial and professional services sectors
An overweight and security selection in the media sector
Security selection in the healthcare sector
Overweight to BB-rated loans

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index and an additional narrowly based securities market index for the same period.
Growth of $10,000 investment
For the period July 31, 2014, through July 31, 2024

Average Annual Return [Table Text Block]
Average annual total returns (as of July 31, 2024)	1 year	5 year	10 year
Delaware Floating Rate Fund (Class C) – including sales charge	8.37%	4.27%	2.96%
Delaware Floating Rate Fund (Class C) – excluding sales charge	9.37%	4.27%	2.96%
Bloomberg US Aggregate Index	5.10%	0.19%	1.61%
Morningstar LSTA US Leveraged Loan Index	10.45%	5.50%	4.67%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	In connection with new regulatory requirements, effective the date of this report, the Fund changed its broad-based securities market benchmark index to the Bloomberg US Aggregate Index.
Prior Market Index Comparison [Text Block]	Although the Bloomberg US Aggregate Index can be considered broadly representative of the overall securities market applicable to the Fund, the Fund will continue to show the performance of the Morningstar LSTA US Leveraged Loan Index for comparative purposes because the Delaware Management Company, the Fund's manager, believes it is more representative of the Fund’s investment universe.
Updated Performance Information Location [Text Block]	Visit delawarefunds.com/performance for the most recent performance information.
Net Assets	$ 624,069,415
Holdings Count | Holding	197
Advisory Fees Paid, Amount	$ 2,897,103
Investment Company Portfolio Turnover	104.00%
Additional Fund Statistics [Text Block]	Fund statistics (as of July 31, 2024)
Fund net assets	$624,069,415
Total number of portfolio holdings	197
Total advisory fees paid	$2,897,103
Portfolio turnover rate	104%

Holdings [Text Block]
Fund holdings (as of July 31, 2024)
The table below shows the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Industrials	15.82%
Information Technology	14.76%
Consumer Discretionary	11.92%
Communication Services	11.72%
Financials	11.44%
Materials	10.66%
Utilities	8.81%
Healthcare	8.44%
Consumer Staples	2.09%
Energy	0.78%

C000085183 [Member]
Shareholder Report [Line Items]
Fund Name	Delaware Floating Rate Fund
Class Name	Class R
Trading Symbol	DDFFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Delaware Floating Rate Fund (Fund) for the period of August 1, 2023, to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at delawarefunds.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	delawarefunds.com/literature
Expenses [Text Block]
What were the Fund's costs for the last 12 months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$124	1.18%

Expenses Paid, Amount	$ 124
Expense Ratio, Percent	1.18%
Factors Affecting Performance [Text Block]
Management’s discussion of Fund performance
Performance highlights
Delaware Floating Rate Fund (Class R) returned 9.91% (excluding sales charge) for the 12 months ended July 31, 2024. During the same period, the Bloomberg US Aggregate Index, the Fund's broad-based securities market index and primary benchmark, returned 5.10%, while the Morningstar LSTA US Leveraged Loan Index, the Fund's narrowly based securities market index and secondary benchmark, returned 10.45%.
Top contributors to performance relative to the secondary benchmark:
A high average coupon of approximately 9.5%, plus reduced capital markets volatility, helped drive the historically strong total returns.
Positioning skewed more to single-B rated loans, which outperformed BB-rated loans.
An overweight and security selection in the materials, telecommunications, and utilities sectors
An overweight and security selection in the consumer discretionary and retail sectors
Top detractors from performance relative to the secondary benchmark:
An underweight in the financial services, consumer services, and the commercial and professional services sectors
An overweight and security selection in the media sector
Security selection in the healthcare sector
Overweight to BB-rated loans

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index and an additional narrowly based securities market index for the same period.
Growth of $10,000 investment
For the period July 31, 2014, through July 31, 2024

Average Annual Return [Table Text Block]
Average annual total returns (as of July 31, 2024)	1 year	5 year	10 year
Delaware Floating Rate Fund (Class R) – including sales charge	9.91%	4.79%	3.47%
Delaware Floating Rate Fund (Class R) – excluding sales charge	9.91%	4.79%	3.47%
Bloomberg US Aggregate Index	5.10%	0.19%	1.61%
Morningstar LSTA US Leveraged Loan Index	10.45%	5.50%	4.67%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	In connection with new regulatory requirements, effective the date of this report, the Fund changed its broad-based securities market benchmark index to the Bloomberg US Aggregate Index.
Prior Market Index Comparison [Text Block]	Although the Bloomberg US Aggregate Index can be considered broadly representative of the overall securities market applicable to the Fund, the Fund will continue to show the performance of the Morningstar LSTA US Leveraged Loan Index for comparative purposes because the Delaware Management Company, the Fund's manager, believes it is more representative of the Fund’s investment universe.
Updated Performance Information Location [Text Block]	Visit delawarefunds.com/performance for the most recent performance information.
Net Assets	$ 624,069,415
Holdings Count | Holding	197
Advisory Fees Paid, Amount	$ 2,897,103
Investment Company Portfolio Turnover	104.00%
Additional Fund Statistics [Text Block]	Fund statistics (as of July 31, 2024)
Fund net assets	$624,069,415
Total number of portfolio holdings	197
Total advisory fees paid	$2,897,103
Portfolio turnover rate	104%

Holdings [Text Block]
Fund holdings (as of July 31, 2024)
The table below shows the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Industrials	15.82%
Information Technology	14.76%
Consumer Discretionary	11.92%
Communication Services	11.72%
Financials	11.44%
Materials	10.66%
Utilities	8.81%
Healthcare	8.44%
Consumer Staples	2.09%
Energy	0.78%

C000085184 [Member]
Shareholder Report [Line Items]
Fund Name	Delaware Floating Rate Fund
Class Name	Institutional Class
Trading Symbol	DDFLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Delaware Floating Rate Fund (Fund) for the period of August 1, 2023, to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at delawarefunds.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	delawarefunds.com/literature
Expenses [Text Block]
What were the Fund's costs for the last 12 months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$72	0.68%

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	0.68%
Factors Affecting Performance [Text Block]
Management’s discussion of Fund performance
Performance highlights
Delaware Floating Rate Fund (Institutional Class) returned 10.46% (excluding sales charge) for the 12 months ended July 31, 2024. During the same period, the Bloomberg US Aggregate Index, the Fund's broad-based securities market index and primary benchmark, returned 5.10%, while the Morningstar LSTA US Leveraged Loan Index, the Fund's narrowly based securities market index and secondary benchmark, returned 10.45%.
Top contributors to performance relative to the secondary benchmark:
A high average coupon of approximately 9.5%, plus reduced capital markets volatility, helped drive the historically strong total returns.
Positioning skewed more to single-B rated loans, which outperformed BB-rated loans.
An overweight and security selection in the materials, telecommunications, and utilities sectors
An overweight and security selection in the consumer discretionary and retail sectors
Top detractors from performance relative to the secondary benchmark:
An underweight in the financial services, consumer services, and the commercial and professional services sectors
An overweight and security selection in the media sector
Security selection in the healthcare sector
Overweight to BB-rated loans

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index and an additional narrowly based securities market index for the same period.
Growth of $10,000 investment
For the period July 31, 2014, through July 31, 2024

Average Annual Return [Table Text Block]
Average annual total returns (as of July 31, 2024)	1 year	5 year	10 year
Delaware Floating Rate Fund (Institutional Class) – including sales charge	10.46%	5.31%	3.99%
Delaware Floating Rate Fund (Institutional Class) – excluding sales charge	10.46%	5.31%	3.99%
Bloomberg US Aggregate Index	5.10%	0.19%	1.61%
Morningstar LSTA US Leveraged Loan Index	10.45%	5.50%	4.67%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	In connection with new regulatory requirements, effective the date of this report, the Fund changed its broad-based securities market benchmark index to the Bloomberg US Aggregate Index.
Prior Market Index Comparison [Text Block]	Although the Bloomberg US Aggregate Index can be considered broadly representative of the overall securities market applicable to the Fund, the Fund will continue to show the performance of the Morningstar LSTA US Leveraged Loan Index for comparative purposes because the Delaware Management Company, the Fund's manager, believes it is more representative of the Fund’s investment universe.
Updated Performance Information Location [Text Block]	Visit delawarefunds.com/performance for the most recent performance information.
Net Assets	$ 624,069,415
Holdings Count | Holding	197
Advisory Fees Paid, Amount	$ 2,897,103
Investment Company Portfolio Turnover	104.00%
Additional Fund Statistics [Text Block]	Fund statistics (as of July 31, 2024)
Fund net assets	$624,069,415
Total number of portfolio holdings	197
Total advisory fees paid	$2,897,103
Portfolio turnover rate	104%

Holdings [Text Block]
Fund holdings (as of July 31, 2024)
The table below shows the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Industrials	15.82%
Information Technology	14.76%
Consumer Discretionary	11.92%
Communication Services	11.72%
Financials	11.44%
Materials	10.66%
Utilities	8.81%
Healthcare	8.44%
Consumer Staples	2.09%
Energy	0.78%

C000228679 [Member]
Shareholder Report [Line Items]
Fund Name	Delaware Floating Rate Fund
Class Name	Class R6
Trading Symbol	DDFZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Delaware Floating Rate Fund (Fund) for the period of August 1, 2023, to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at delawarefunds.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800 523-1918
Additional Information Website	delawarefunds.com/literature
Expenses [Text Block]
What were the Fund's costs for the last 12 months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$63	0.60%

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]
Management’s discussion of Fund performance
Performance highlights
Delaware Floating Rate Fund (Class R6) returned 10.55% (excluding sales charge) for the 12 months ended July 31, 2024. During the same period, the Bloomberg US Aggregate Index, the Fund's broad-based securities market index and primary benchmark, returned 5.10%, while the Morningstar LSTA US Leveraged Loan Index, the Fund's narrowly based securities market index and secondary benchmark, returned 10.45%.
Top contributors to performance relative to the secondary benchmark:
A high average coupon of approximately 9.5%, plus reduced capital markets volatility, helped drive the historically strong total returns.
Positioning skewed more to single-B rated loans, which outperformed BB-rated loans.
An overweight and security selection in the materials, telecommunications, and utilities sectors
An overweight and security selection in the consumer discretionary and retail sectors
Top detractors from performance relative to the secondary benchmark:
An underweight in the financial services, consumer services, and the commercial and professional services sectors
An overweight and security selection in the media sector
Security selection in the healthcare sector
Overweight to BB-rated loans

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years (or period) of the Class for the life of the Class. It also assumes a $10,000 initial investment at the Class's inception date in a broad-based securities market index and an additional narrowly based securities market index for the same period.
Growth of $10,000 investment
For the period August 31, 2021 (Class R6's inception), through July 31, 2024

Average Annual Return [Table Text Block]
Average annual total returns (as of July 31, 2024)	1 year	Since Inception (8/31/21)
Delaware Floating Rate Fund (Class R6) – including sales charge	10.55%	6.18%
Delaware Floating Rate Fund (Class R6) – excluding sales charge	10.55%	6.18%
Bloomberg US Aggregate Index	5.10%	-2.65%
Morningstar LSTA US Leveraged Loan Index	10.45%	6.40%

Performance Inception Date	Aug. 31, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	In connection with new regulatory requirements, effective the date of this report, the Fund changed its broad-based securities market benchmark index to the Bloomberg US Aggregate Index.
Prior Market Index Comparison [Text Block]	Although the Bloomberg US Aggregate Index can be considered broadly representative of the overall securities market applicable to the Fund, the Fund will continue to show the performance of the Morningstar LSTA US Leveraged Loan Index for comparative purposes because the Delaware Management Company, the Fund's manager, believes it is more representative of the Fund’s investment universe.
Material Change Date	Jul. 31, 2024
Updated Performance Information Location [Text Block]	Visit delawarefunds.com/performance for the most recent performance information.
Net Assets	$ 624,069,415
Holdings Count | Holding	197
Advisory Fees Paid, Amount	$ 2,897,103
Investment Company Portfolio Turnover	104.00%
Additional Fund Statistics [Text Block]	Fund statistics (as of July 31, 2024)
Fund net assets	$624,069,415
Total number of portfolio holdings	197
Total advisory fees paid	$2,897,103
Portfolio turnover rate	104%

Holdings [Text Block]
Fund holdings (as of July 31, 2024)
The table below shows the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Industrials	15.82%
Information Technology	14.76%
Consumer Discretionary	11.92%
Communication Services	11.72%
Financials	11.44%
Materials	10.66%
Utilities	8.81%
Healthcare	8.44%
Consumer Staples	2.09%
Energy	0.78%

Material Fund Change [Text Block]

Material Fund changes
During the fiscal year ended July 31, 2024, the Fund introduced a new fee waiver for Class R6 shares of 0.60% (excluding certain items).
This is a summary of certain changes to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 30, 2024, at delawarefunds.com/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Material Fund Change Expenses [Text Block]	During the fiscal year ended July 31, 2024, the Fund introduced a new fee waiver for Class R6 shares of 0.60% (excluding certain items).
Updated Prospectus Phone Number	800 523-1918
Updated Prospectus Web Address	delawarefunds.com/literature
C000011010 [Member]
Shareholder Report [Line Items]
Fund Name	Delaware Extended Duration Bond Fund
Class Name	Class A
Trading Symbol	DEEAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Delaware Extended Duration Bond Fund (Fund) for the period of August 1, 2023, to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at delawarefunds.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	delawarefunds.com/literature
Expenses [Text Block]	What were the Fund's costs for the last 12 months? (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$84	0.82%

Expenses Paid, Amount	$ 84
Expense Ratio, Percent	0.82%
Factors Affecting Performance [Text Block]
Management’s discussion of Fund performance
Performance highlights
Delaware Extended Duration Bond Fund (Class A) returned 4.70% (excluding sales charge) for the 12 months ended July 31, 2024. During the same period, the Bloomberg US Aggregate Index, the Fund's broad-based securities market index and primary benchmark, returned 5.10%, while the Bloomberg Long US Corporate Index, the Fund's narrowly based securities market index and secondary benchmark, returned 5.56%.
Top contributors to performance relative to the primary benchmark:
Overweight to lower-quality corporate debt, such as BBB-rated (investment grade) and BB-rated (high yield) bonds, which outperformed higher-quality investments over the Fund's fiscal year ended July 31, 2024 due to the risk rally and overall positive market tone that began late in 2023
Investments in communications and energy companies
Top detractors from performance relative to the primary benchmark:
Long-duration investments, which lagged as long-end Treasury rates climbed over the fiscal year
Investments in consumer non-cyclicals and insurance

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index and an additional narrowly based securities market index for the same period and the deduction of the maximum applicable sales charge for Class A shares.
Growth of $10,000 investment
For the period July 31, 2014, through July 31, 2024

Average Annual Return [Table Text Block]
Average annual total returns (as of July 31, 2024)	1 year	5 year	10 year
Delaware Extended Duration Bond Fund (Class A) – including sales charge	-0.02%	-1.75%	1.49%
Delaware Extended Duration Bond Fund (Class A) – excluding sales charge	4.70%	-0.85%	1.96%
Bloomberg US Aggregate Index	5.10%	0.19%	1.61%
Bloomberg Long US Corporate Index	5.56%	-0.41%	2.75%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	In connection with new regulatory requirements, effective the date of this report, the Fund changed its broad-based securities market benchmark index to the Bloomberg US Aggregate Index.
Prior Market Index Comparison [Text Block]	Although the Bloomberg US Aggregate Index can be considered broadly representative of the overall securities market applicable to the Fund, the Fund will continue to show the performance of the Bloomberg Long US Corporate Index for comparative purposes because the Delaware Management Company, the Fund's manager, believes it is more representative of the Fund’s investment universe.
Updated Performance Information Location [Text Block]	Visit delawarefunds.com/performance for the most recent performance information.
Net Assets	$ 475,509,003
Holdings Count | Holding	151
Advisory Fees Paid, Amount	$ 1,741,311
Investment Company Portfolio Turnover	86.00%
Additional Fund Statistics [Text Block]	Fund statistics (as of July 31, 2024)
Fund net assets	$475,509,003
Total number of portfolio holdings	151
Total advisory fees paid	$1,741,311
Portfolio turnover rate	86%

Holdings [Text Block]
Fund holdings (as of July 31, 2024)
The table below shows the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Energy	17.24%
Electric	14.99%
Insurance	10.62%
Communications	9.57%
Banking	9.34%
Capital Goods	8.58%
Consumer Non-Cyclical	7.92%
Consumer Cyclical	5.34%
Basic Industry	4.67%
Natural Gas	3.41%

C000011012 [Member]
Shareholder Report [Line Items]
Fund Name	Delaware Extended Duration Bond Fund
Class Name	Class C
Trading Symbol	DEECX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Delaware Extended Duration Bond Fund (Fund) for the period of August 1, 2023, to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at delawarefunds.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	delawarefunds.com/literature
Expenses [Text Block]
What were the Fund's costs for the last 12 months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$160	1.57%

Expenses Paid, Amount	$ 160
Expense Ratio, Percent	1.57%
Factors Affecting Performance [Text Block]
Management’s discussion of Fund performance
Performance highlights
Delaware Extended Duration Bond Fund (Class C) returned 3.99% (excluding sales charge) for the 12 months ended July 31, 2024. During the same period, the Bloomberg US Aggregate Index, the Fund's broad-based securities market index and primary benchmark, returned 5.10%, while the Bloomberg Long US Corporate Index, the Fund's narrowly based securities market index and secondary benchmark, returned 5.56%.
Top contributors to performance relative to the primary benchmark:
Overweight to lower-quality corporate debt, such as BBB-rated (investment grade) and BB-rated (high yield) bonds, which outperformed higher-quality investments over the Fund's fiscal year ended July 31, 2024 due to the risk rally and overall positive market tone that began late in 2023
Investments in communications and energy companies
Top detractors from performance relative to the primary benchmark:
Long-duration investments, which lagged as long-end Treasury rates climbed over the fiscal year
Investments in consumer non-cyclicals and insurance

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index and an additional narrowly based securities market index for the same period.
Growth of $10,000 investment
For the period July 31, 2014, through July 31, 2024

Average Annual Return [Table Text Block]
Average annual total returns (as of July 31, 2024)	1 year	5 year	10 year
Delaware Extended Duration Bond Fund (Class C) – including sales charge	2.99%	-1.57%	1.19%
Delaware Extended Duration Bond Fund (Class C) – excluding sales charge	3.99%	-1.57%	1.19%
Bloomberg US Aggregate Index	5.10%	0.19%	1.61%
Bloomberg Long US Corporate Index	5.56%	-0.41%	2.75%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	In connection with new regulatory requirements, effective the date of this report, the Fund changed its broad-based securities market benchmark index to the Bloomberg US Aggregate Index.
Prior Market Index Comparison [Text Block]	Although the Bloomberg US Aggregate Index can be considered broadly representative of the overall securities market applicable to the Fund, the Fund will continue to show the performance of the Bloomberg Long US Corporate Index for comparative purposes because the Delaware Management Company, the Fund's manager, believes it is more representative of the Fund’s investment universe.
Updated Performance Information Location [Text Block]	Visit delawarefunds.com/performance for the most recent performance information.
Net Assets	$ 475,509,003
Holdings Count | Holding	151
Advisory Fees Paid, Amount	$ 1,741,311
Investment Company Portfolio Turnover	86.00%
Additional Fund Statistics [Text Block]	Fund statistics (as of July 31, 2024)
Fund net assets	$475,509,003
Total number of portfolio holdings	151
Total advisory fees paid	$1,741,311
Portfolio turnover rate	86%

Holdings [Text Block]
Fund holdings (as of July 31, 2024)
The table below shows the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Energy	17.24%
Electric	14.99%
Insurance	10.62%
Communications	9.57%
Banking	9.34%
Capital Goods	8.58%
Consumer Non-Cyclical	7.92%
Consumer Cyclical	5.34%
Basic Industry	4.67%
Natural Gas	3.41%

C000011013 [Member]
Shareholder Report [Line Items]
Fund Name	Delaware Extended Duration Bond Fund
Class Name	Class R
Trading Symbol	DEERX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Delaware Extended Duration Bond Fund (Fund) for the period of August 1, 2023, to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at delawarefunds.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	delawarefunds.com/literature
Expenses [Text Block]
What were the Fund's costs for the last 12 months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$109	1.07%

Expenses Paid, Amount	$ 109
Expense Ratio, Percent	1.07%
Factors Affecting Performance [Text Block]
Management’s discussion of Fund performance
Performance highlights
Delaware Extended Duration Bond Fund (Class R) returned 4.51% (excluding sales charge) for the 12 months ended July 31, 2024. During the same period, the Bloomberg US Aggregate Index, the Fund's broad-based securities market index and primary benchmark, returned 5.10%, while the Bloomberg Long US Corporate Index, the Fund's narrowly based securities market index and secondary benchmark, returned 5.56%.
Top contributors to performance relative to the primary benchmark:
Overweight to lower-quality corporate debt, such as BBB-rated (investment grade) and BB-rated (high yield) bonds, which outperformed higher-quality investments over the Fund's fiscal year ended July 31, 2024 due to the risk rally and overall positive market tone that began late in 2023
Investments in communications and energy companies
Top detractors from performance relative to the primary benchmark:
Long-duration investments, which lagged as long-end Treasury rates climbed over the fiscal year
Investments in consumer non-cyclicals and insurance

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index and an additional narrowly based securities market index for the same period.
Growth of $10,000 investment
For the period July 31, 2014, through July 31, 2024

Average Annual Return [Table Text Block]
Average annual total returns (as of July 31, 2024)	1 year	5 year	10 year
Delaware Extended Duration Bond Fund (Class R) – including sales charge	4.51%	-1.09%	1.71%
Delaware Extended Duration Bond Fund (Class R) – excluding sales charge	4.51%	-1.09%	1.71%
Bloomberg US Aggregate Index	5.10%	0.19%	1.61%
Bloomberg Long US Corporate Index	5.56%	-0.41%	2.75%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	In connection with new regulatory requirements, effective the date of this report, the Fund changed its broad-based securities market benchmark index to the Bloomberg US Aggregate Index.
Prior Market Index Comparison [Text Block]	Although the Bloomberg US Aggregate Index can be considered broadly representative of the overall securities market applicable to the Fund, the Fund will continue to show the performance of the Bloomberg Long US Corporate Index for comparative purposes because the Delaware Management Company, the Fund's manager, believes it is more representative of the Fund’s investment universe.
Updated Performance Information Location [Text Block]	Visit delawarefunds.com/performance for the most recent performance information.
Net Assets	$ 475,509,003
Holdings Count | Holding	151
Advisory Fees Paid, Amount	$ 1,741,311
Investment Company Portfolio Turnover	86.00%
Additional Fund Statistics [Text Block]	Fund statistics (as of July 31, 2024)
Fund net assets	$475,509,003
Total number of portfolio holdings	151
Total advisory fees paid	$1,741,311
Portfolio turnover rate	86%

Holdings [Text Block]
Fund holdings (as of July 31, 2024)
The table below shows the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Energy	17.24%
Electric	14.99%
Insurance	10.62%
Communications	9.57%
Banking	9.34%
Capital Goods	8.58%
Consumer Non-Cyclical	7.92%
Consumer Cyclical	5.34%
Basic Industry	4.67%
Natural Gas	3.41%

C000011014 [Member]
Shareholder Report [Line Items]
Fund Name	Delaware Extended Duration Bond Fund
Class Name	Institutional Class
Trading Symbol	DEEIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Delaware Extended Duration Bond Fund (Fund) for the period of August 1, 2023, to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at delawarefunds.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	delawarefunds.com/literature
Expenses [Text Block]
What were the Fund's costs for the last 12 months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$58	0.57%

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	0.57%
Factors Affecting Performance [Text Block]
Management’s discussion of Fund performance
Performance highlights
Delaware Extended Duration Bond Fund (Institutional Class) returned 4.96% (excluding sales charge) for the 12 months ended July 31, 2024. During the same period, the Bloomberg US Aggregate Index, the Fund's broad-based securities market index and primary benchmark, returned 5.10%, while the Bloomberg Long US Corporate Index, the Fund's narrowly based securities market index and secondary benchmark, returned 5.56%.
Top contributors to performance relative to the primary benchmark:
Overweight to lower-quality corporate debt, such as BBB-rated (investment grade) and BB-rated (high yield) bonds, which outperformed higher-quality investments over the Fund's fiscal year ended July 31, 2024 due to the risk rally and overall positive market tone that began late in 2023
Investments in communications and energy companies
Top detractors from performance relative to the primary benchmark:
Long-duration investments, which lagged as long-end Treasury rates climbed over the fiscal year
Investments in consumer non-cyclicals and insurance

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index and an additional narrowly based securities market index for the same period.
Growth of $10,000 investment
For the period July 31, 2014, through July 31, 2024

Average Annual Return [Table Text Block]
Average annual total returns (as of July 31, 2024)	1 year	5 year	10 year
Delaware Extended Duration Bond Fund (Institutional Class) – including sales charge	4.96%	-0.61%	2.21%
Delaware Extended Duration Bond Fund (Institutional Class) – excluding sales charge	4.96%	-0.61%	2.21%
Bloomberg US Aggregate Index	5.10%	0.19%	1.61%
Bloomberg Long US Corporate Index	5.56%	-0.41%	2.75%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	In connection with new regulatory requirements, effective the date of this report, the Fund changed its broad-based securities market benchmark index to the Bloomberg US Aggregate Index.
Prior Market Index Comparison [Text Block]	Although the Bloomberg US Aggregate Index can be considered broadly representative of the overall securities market applicable to the Fund, the Fund will continue to show the performance of the Bloomberg Long US Corporate Index for comparative purposes because the Delaware Management Company, the Fund's manager, believes it is more representative of the Fund’s investment universe.
Updated Performance Information Location [Text Block]	Visit delawarefunds.com/performance for the most recent performance information.
Net Assets	$ 475,509,003
Holdings Count | Holding	151
Advisory Fees Paid, Amount	$ 1,741,311
Investment Company Portfolio Turnover	86.00%
Additional Fund Statistics [Text Block]	Fund statistics (as of July 31, 2024)
Fund net assets	$475,509,003
Total number of portfolio holdings	151
Total advisory fees paid	$1,741,311
Portfolio turnover rate	86%

Holdings [Text Block]
Fund holdings (as of July 31, 2024)
The table below shows the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Energy	17.24%
Electric	14.99%
Insurance	10.62%
Communications	9.57%
Banking	9.34%
Capital Goods	8.58%
Consumer Non-Cyclical	7.92%
Consumer Cyclical	5.34%
Basic Industry	4.67%
Natural Gas	3.41%

C000169262 [Member]
Shareholder Report [Line Items]
Fund Name	Delaware Extended Duration Bond Fund
Class Name	Class R6
Trading Symbol	DEZRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Delaware Extended Duration Bond Fund (Fund) for the period of August 1, 2023, to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at delawarefunds.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800 523-1918
Additional Information Website	delawarefunds.com/literature
Expenses [Text Block]
What were the Fund's costs for the last 12 months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$47	0.46%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.46%
Factors Affecting Performance [Text Block]
Management’s discussion of Fund performance
Performance highlights
Delaware Extended Duration Bond Fund (Class R6) returned 5.07% (excluding sales charge) for the 12 months ended July 31, 2024. During the same period, the Bloomberg US Aggregate Index, the Fund's broad-based securities market index and primary benchmark, returned 5.10%, while the Bloomberg Long US Corporate Index, the Fund's narrowly based securities market index and secondary benchmark, returned 5.56%.
Top contributors to performance relative to the primary benchmark:
Overweight to lower-quality corporate debt, such as BBB-rated (investment grade) and BB-rated (high yield) bonds, which outperformed higher-quality investments over the Fund's fiscal year ended July 31, 2024 due to the risk rally and overall positive market tone that began late in 2023
Investments in communications and energy companies
Top detractors from performance relative to the primary benchmark:
Long-duration investments, which lagged as long-end Treasury rates climbed over the fiscal year
Investments in consumer non-cyclicals and insurance

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years (or period) of the Class for the life of the Class. It also assumes a $10,000 initial investment at the Class's inception date in a broad-based securities market index and an additional narrowly based securities market index for the same period.
Growth of $10,000 investment
For the period May 2, 2016 (Class R6's inception), through July 31, 2024

Average Annual Return [Table Text Block]
Average annual total returns (as of July 31, 2024)	1 year	5 year	Since Inception (5/2/16)
Delaware Extended Duration Bond Fund (Class R6) – including sales charge	5.07%	-0.51%	2.09%
Delaware Extended Duration Bond Fund (Class R6) – excluding sales charge	5.07%	-0.51%	2.09%
Bloomberg US Aggregate Index	5.10%	0.19%	1.22%
Bloomberg Long US Corporate Index	5.56%	-0.41%	2.40%

Performance Inception Date	May 02, 2016
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	In connection with new regulatory requirements, effective the date of this report, the Fund changed its broad-based securities market benchmark index to the Bloomberg US Aggregate Index.
Prior Market Index Comparison [Text Block]	Although the Bloomberg US Aggregate Index can be considered broadly representative of the overall securities market applicable to the Fund, the Fund will continue to show the performance of the Bloomberg Long US Corporate Index for comparative purposes because the Delaware Management Company, the Fund's manager, believes it is more representative of the Fund’s investment universe.
Material Change Date	Jul. 31, 2024
Updated Performance Information Location [Text Block]	Visit delawarefunds.com/performance for the most recent performance information.
Net Assets	$ 475,509,003
Holdings Count | Holding	151
Advisory Fees Paid, Amount	$ 1,741,311
Investment Company Portfolio Turnover	86.00%
Additional Fund Statistics [Text Block]	Fund statistics (as of July 31, 2024)
Fund net assets	$475,509,003
Total number of portfolio holdings	151
Total advisory fees paid	$1,741,311
Portfolio turnover rate	86%

Holdings [Text Block]
Fund holdings (as of July 31, 2024)
The table below shows the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Energy	17.24%
Electric	14.99%
Insurance	10.62%
Communications	9.57%
Banking	9.34%
Capital Goods	8.58%
Consumer Non-Cyclical	7.92%
Consumer Cyclical	5.34%
Basic Industry	4.67%
Natural Gas	3.41%

Material Fund Change [Text Block]

Material Fund changes
During the fiscal year ended July 31, 2024, the Fund introduced a new fee waiver for Class R6 shares of 0.46% (excluding certain items).
This is a summary of certain changes to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 30, 2024, at delawarefunds.com/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Material Fund Change Expenses [Text Block]	During the fiscal year ended July 31, 2024, the Fund introduced a new fee waiver for Class R6 shares of 0.46% (excluding certain items).
Updated Prospectus Phone Number	800 523-1918
Updated Prospectus Web Address	delawarefunds.com/literature
C000011001 [Member]
Shareholder Report [Line Items]
Fund Name	Delaware Corporate Bond Fund
Class Name	Class A
Trading Symbol	DGCAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Delaware Corporate Bond Fund (Fund) for the period of August 1, 2023, to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at delawarefunds.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	delawarefunds.com/literature
Expenses [Text Block]	What were the Fund's costs for the last 12 months? (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$85	0.82%

Expenses Paid, Amount	$ 85
Expense Ratio, Percent	0.82%
Factors Affecting Performance [Text Block]
Management’s discussion of Fund performance
Performance highlights
Delaware Corporate Bond Fund (Class A) returned 6.38% (excluding sales charge) for the 12 months ended July 31, 2024. During the same period, the Bloomberg US Aggregate Index, the Fund's broad-based securities market index and primary benchmark, returned 5.10%, while the Bloomberg US Corporate Bond Index, the Fund's narrowly based securities market index and secondary benchmark, returned 6.76%.
Top contributors to performance relative to the primary benchmark:
Overweight to lower-quality corporate debt, such as BBB-rated (investment grade) and BB-rated (high yield) bonds, which outperformed higher-quality investments over the Fund's fiscal year ended July 31, 2024 due to the risk rally and overall positive market tone that began late in 2023
Investments in banking and energy companies
Top detractors from performance relative to the primary benchmark:
Long-duration investments, which lagged as long-end Treasury rates climbed over the fiscal year
Investments in the corporate debt of basic industry and real estate investment trusts (REITs)

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index and an additional narrowly based securities market index for the same period and the deduction of the maximum applicable sales charge for Class A shares.
Growth of $10,000 investment
For the period July 31, 2014, through July 31, 2024

Average Annual Return [Table Text Block]
Average annual total returns (as of July 31, 2024)	1 year	5 year	10 year
Delaware Corporate Bond Fund (Class A) – including sales charge	1.60%	-0.20%	1.66%
Delaware Corporate Bond Fund (Class A) – excluding sales charge	6.38%	0.72%	2.13%
Bloomberg US Aggregate Index	5.10%	0.19%	1.61%
Bloomberg US Corporate Bond Index	6.76%	0.98%	2.58%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	In connection with new regulatory requirements, effective the date of this report, the Fund changed its broad-based securities market benchmark index to the Bloomberg US Aggregate Index.
Prior Market Index Comparison [Text Block]	Although the Bloomberg US Aggregate Index can be considered broadly representative of the overall securities market applicable to the Fund, the Fund will continue to show the performance of the Bloomberg US Corporate Bond Index for comparative purposes because the Delaware Management Company, the Fund's manager, believes it is more representative of the Fund’s investment universe.
Updated Performance Information Location [Text Block]	Visit delawarefunds.com/performance for the most recent performance information.
Net Assets	$ 1,269,022,895
Holdings Count | Holding	244
Advisory Fees Paid, Amount	$ 4,791,798
Investment Company Portfolio Turnover	123.00%
Additional Fund Statistics [Text Block]	Fund statistics (as of July 31, 2024)
Fund net assets	$1,269,022,895
Total number of portfolio holdings	244
Total advisory fees paid	$4,791,798
Portfolio turnover rate	123%

Holdings [Text Block]
Fund holdings (as of July 31, 2024)
The table below shows the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Banking	24.29%
Energy	11.81%
Electric	10.04%
Consumer Non-Cyclical	8.38%
Communications	7.72%
Capital Goods	7.50%
Consumer Cyclical	6.80%
Technology	4.96%
Insurance	4.84%
Finance Companies	3.97%

C000011003 [Member]
Shareholder Report [Line Items]
Fund Name	Delaware Corporate Bond Fund
Class Name	Class C
Trading Symbol	DGCCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Delaware Corporate Bond Fund (Fund) for the period of August 1, 2023, to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at delawarefunds.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	delawarefunds.com/literature
Expenses [Text Block]
What were the Fund's costs for the last 12 months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$161	1.57%

Expenses Paid, Amount	$ 161
Expense Ratio, Percent	1.57%
Factors Affecting Performance [Text Block]
Management’s discussion of Fund performance
Performance highlights
Delaware Corporate Bond Fund (Class C) returned 5.66% (excluding sales charge) for the 12 months ended July 31, 2024. During the same period, the Bloomberg US Aggregate Index, the Fund's broad-based securities market index and primary benchmark, returned 5.10%, while the Bloomberg US Corporate Bond Index, the Fund's narrowly based securities market index and secondary benchmark, returned 6.76%.
Top contributors to performance relative to the primary benchmark:
Overweight to lower-quality corporate debt, such as BBB-rated (investment grade) and BB-rated (high yield) bonds, which outperformed higher-quality investments over the Fund's fiscal year ended July 31, 2024 due to the risk rally and overall positive market tone that began late in 2023
Investments in banking and energy companies
Top detractors from performance relative to the primary benchmark:
Long-duration investments, which lagged as long-end Treasury rates climbed over the fiscal year
Investments in the corporate debt of basic industry and real estate investment trusts (REITs)

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index and an additional narrowly based securities market index for the same period.
Growth of $10,000 investment
For the period July 31, 2014, through July 31, 2024

Average Annual Return [Table Text Block]
Average annual total returns (as of July 31, 2024)	1 year	5 year	10 year
Delaware Corporate Bond Fund (Class C) – including sales charge	4.66%	-0.01%	1.38%
Delaware Corporate Bond Fund (Class C) – excluding sales charge	5.66%	-0.01%	1.38%
Bloomberg US Aggregate Index	5.10%	0.19%	1.61%
Bloomberg US Corporate Bond Index	6.76%	0.98%	2.58%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	In connection with new regulatory requirements, effective the date of this report, the Fund changed its broad-based securities market benchmark index to the Bloomberg US Aggregate Index.
Prior Market Index Comparison [Text Block]	Although the Bloomberg US Aggregate Index can be considered broadly representative of the overall securities market applicable to the Fund, the Fund will continue to show the performance of the Bloomberg US Corporate Bond Index for comparative purposes because the Delaware Management Company, the Fund's manager, believes it is more representative of the Fund’s investment universe.
Updated Performance Information Location [Text Block]	Visit delawarefunds.com/performance for the most recent performance information.
Net Assets	$ 1,269,022,895
Holdings Count | Holding	244
Advisory Fees Paid, Amount	$ 4,791,798
Investment Company Portfolio Turnover	123.00%
Additional Fund Statistics [Text Block]	Fund statistics (as of July 31, 2024)
Fund net assets	$1,269,022,895
Total number of portfolio holdings	244
Total advisory fees paid	$4,791,798
Portfolio turnover rate	123%

Holdings [Text Block]
Fund holdings (as of July 31, 2024)
The table below shows the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Banking	24.29%
Energy	11.81%
Electric	10.04%
Consumer Non-Cyclical	8.38%
Communications	7.72%
Capital Goods	7.50%
Consumer Cyclical	6.80%
Technology	4.96%
Insurance	4.84%
Finance Companies	3.97%

C000011004 [Member]
Shareholder Report [Line Items]
Fund Name	Delaware Corporate Bond Fund
Class Name	Class R
Trading Symbol	DGCRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Delaware Corporate Bond Fund (Fund) for the period of August 1, 2023, to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at delawarefunds.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	delawarefunds.com/literature
Expenses [Text Block]
What were the Fund's costs for the last 12 months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$110	1.07%

Expenses Paid, Amount	$ 110
Expense Ratio, Percent	1.07%
Factors Affecting Performance [Text Block]
Management’s discussion of Fund performance
Performance highlights
Delaware Corporate Bond Fund (Class R) returned 6.18% (excluding sales charge) for the 12 months ended July 31, 2024. During the same period, the Bloomberg US Aggregate Index, the Fund's broad-based securities market index and primary benchmark, returned 5.10%, while the Bloomberg US Corporate Bond Index, the Fund's narrowly based securities market index and secondary benchmark, returned 6.76%.
Top contributors to performance relative to the primary benchmark:
Overweight to lower-quality corporate debt, such as BBB-rated (investment grade) and BB-rated (high yield) bonds, which outperformed higher-quality investments over the Fund's fiscal year ended July 31, 2024 due to the risk rally and overall positive market tone that began late in 2023
Investments in banking and energy companies
Top detractors from performance relative to the primary benchmark:
Long-duration investments, which lagged as long-end Treasury rates climbed over the fiscal year
Investments in the corporate debt of basic industry and real estate investment trusts (REITs)

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index and an additional narrowly based securities market index for the same period.
Growth of $10,000 investment
For the period July 31, 2014, through July 31, 2024

Average Annual Return [Table Text Block]
Average annual total returns (as of July 31, 2024)	1 year	5 year	10 year
Delaware Corporate Bond Fund (Class R) – including sales charge	6.18%	0.47%	1.87%
Delaware Corporate Bond Fund (Class R) – excluding sales charge	6.18%	0.47%	1.87%
Bloomberg US Aggregate Index	5.10%	0.19%	1.61%
Bloomberg US Corporate Bond Index	6.76%	0.98%	2.58%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	In connection with new regulatory requirements, effective the date of this report, the Fund changed its broad-based securities market benchmark index to the Bloomberg US Aggregate Index.
Prior Market Index Comparison [Text Block]	Although the Bloomberg US Aggregate Index can be considered broadly representative of the overall securities market applicable to the Fund, the Fund will continue to show the performance of the Bloomberg US Corporate Bond Index for comparative purposes because the Delaware Management Company, the Fund's manager, believes it is more representative of the Fund’s investment universe.
Updated Performance Information Location [Text Block]	Visit delawarefunds.com/performance for the most recent performance information.
Net Assets	$ 1,269,022,895
Holdings Count | Holding	244
Advisory Fees Paid, Amount	$ 4,791,798
Investment Company Portfolio Turnover	123.00%
Additional Fund Statistics [Text Block]	Fund statistics (as of July 31, 2024)
Fund net assets	$1,269,022,895
Total number of portfolio holdings	244
Total advisory fees paid	$4,791,798
Portfolio turnover rate	123%

Holdings [Text Block]
Fund holdings (as of July 31, 2024)
The table below shows the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Banking	24.29%
Energy	11.81%
Electric	10.04%
Consumer Non-Cyclical	8.38%
Communications	7.72%
Capital Goods	7.50%
Consumer Cyclical	6.80%
Technology	4.96%
Insurance	4.84%
Finance Companies	3.97%

C000011005 [Member]
Shareholder Report [Line Items]
Fund Name	Delaware Corporate Bond Fund
Class Name	Institutional Class
Trading Symbol	DGCIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Delaware Corporate Bond Fund (Fund) for the period of August 1, 2023, to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at delawarefunds.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	delawarefunds.com/literature
Expenses [Text Block]
What were the Fund's costs for the last 12 months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$59	0.57%

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	0.57%
Factors Affecting Performance [Text Block]
Management’s discussion of Fund performance
Performance highlights
Delaware Corporate Bond Fund (Institutional Class) returned 6.65% (excluding sales charge) for the 12 months ended July 31, 2024. During the same period, the Bloomberg US Aggregate Index, the Fund's broad-based securities market index and primary benchmark, returned 5.10%, while the Bloomberg US Corporate Bond Index, the Fund's narrowly based securities market index and secondary benchmark, returned 6.76%.
Top contributors to performance relative to the primary benchmark:
Overweight to lower-quality corporate debt, such as BBB-rated (investment grade) and BB-rated (high yield) bonds, which outperformed higher-quality investments over the Fund's fiscal year ended July 31, 2024 due to the risk rally and overall positive market tone that began late in 2023
Investments in banking and energy companies
Top detractors from performance relative to the primary benchmark:
Long-duration investments, which lagged as long-end Treasury rates climbed over the fiscal year
Investments in the corporate debt of basic industry and real estate investment trusts (REITs)

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index and an additional narrowly based securities market index for the same period.
Growth of $10,000 investment
For the period July 31, 2014, through July 31, 2024

Average Annual Return [Table Text Block]
Average annual total returns (as of July 31, 2024)	1 year	5 year	10 year
Delaware Corporate Bond Fund (Institutional Class) – including sales charge	6.65%	0.97%	2.38%
Delaware Corporate Bond Fund (Institutional Class) – excluding sales charge	6.65%	0.97%	2.38%
Bloomberg US Aggregate Index	5.10%	0.19%	1.61%
Bloomberg US Corporate Bond Index	6.76%	0.98%	2.58%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	In connection with new regulatory requirements, effective the date of this report, the Fund changed its broad-based securities market benchmark index to the Bloomberg US Aggregate Index.
Prior Market Index Comparison [Text Block]	Although the Bloomberg US Aggregate Index can be considered broadly representative of the overall securities market applicable to the Fund, the Fund will continue to show the performance of the Bloomberg US Corporate Bond Index for comparative purposes because the Delaware Management Company, the Fund's manager, believes it is more representative of the Fund’s investment universe.
Updated Performance Information Location [Text Block]	Visit delawarefunds.com/performance for the most recent performance information.
Net Assets	$ 1,269,022,895
Holdings Count | Holding	244
Advisory Fees Paid, Amount	$ 4,791,798
Investment Company Portfolio Turnover	123.00%
Additional Fund Statistics [Text Block]	Fund statistics (as of July 31, 2024)
Fund net assets	$1,269,022,895
Total number of portfolio holdings	244
Total advisory fees paid	$4,791,798
Portfolio turnover rate	123%

Holdings [Text Block]
Fund holdings (as of July 31, 2024)
The table below shows the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Banking	24.29%
Energy	11.81%
Electric	10.04%
Consumer Non-Cyclical	8.38%
Communications	7.72%
Capital Goods	7.50%
Consumer Cyclical	6.80%
Technology	4.96%
Insurance	4.84%
Finance Companies	3.97%

C000211235 [Member]
Shareholder Report [Line Items]
Fund Name	Delaware Corporate Bond Fund
Class Name	Class R6
Trading Symbol	DGCZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Delaware Corporate Bond Fund (Fund) for the period of August 1, 2023, to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at delawarefunds.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800 523-1918
Additional Information Website	delawarefunds.com/literature
Expenses [Text Block]
What were the Fund's costs for the last 12 months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$48	0.46%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.46%
Factors Affecting Performance [Text Block]
Management’s discussion of Fund performance
Performance highlights
Delaware Corporate Bond Fund (Class R6) returned 6.76% (excluding sales charge) for the 12 months ended July 31, 2024. During the same period, the Bloomberg US Aggregate Index, the Fund's broad-based securities market index and primary benchmark, returned 5.10%, while the Bloomberg US Corporate Bond Index, the Fund's narrowly based securities market index and secondary benchmark, returned 6.76%.
Top contributors to performance relative to the primary benchmark:
Overweight to lower-quality corporate debt, such as BBB-rated (investment grade) and BB-rated (high yield) bonds, which outperformed higher-quality investments over the Fund's fiscal year ended July 31, 2024 due to the risk rally and overall positive market tone that began late in 2023
Investments in banking and energy companies
Top detractors from performance relative to the primary benchmark:
Long-duration investments, which lagged as long-end Treasury rates climbed over the fiscal year
Investments in the corporate debt of basic industry and real estate investment trusts (REITs)

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years (or period) of the Class for the life of the Class. It also assumes a $10,000 initial investment at the Class's inception date in a broad-based securities market index and an additional narrowly based securities market index for the same period.
Growth of $10,000 investment
For the period January 31, 2019 (Class R6's inception), through July 31, 2024

Average Annual Return [Table Text Block]
Average annual total returns (as of July 31, 2024)	1 year	5 year	Since Inception (1/31/19)
Delaware Corporate Bond Fund (Class R6) – including sales charge	6.76%	1.06%	2.55%
Delaware Corporate Bond Fund (Class R6) – excluding sales charge	6.76%	1.06%	2.55%
Bloomberg US Aggregate Index	5.10%	0.19%	1.10%
Bloomberg US Corporate Bond Index	6.76%	0.98%	2.30%

Performance Inception Date	Jan. 31, 2019
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	In connection with new regulatory requirements, effective the date of this report, the Fund changed its broad-based securities market benchmark index to the Bloomberg US Aggregate Index.
Prior Market Index Comparison [Text Block]	Although the Bloomberg US Aggregate Index can be considered broadly representative of the overall securities market applicable to the Fund, the Fund will continue to show the performance of the Bloomberg US Corporate Bond Index for comparative purposes because the Delaware Management Company, the Fund's manager, believes it is more representative of the Fund’s investment universe.
Material Change Date	Jul. 31, 2024
Updated Performance Information Location [Text Block]	Visit delawarefunds.com/performance for the most recent performance information.
Net Assets	$ 1,269,022,895
Holdings Count | Holding	244
Advisory Fees Paid, Amount	$ 4,791,798
Investment Company Portfolio Turnover	123.00%
Additional Fund Statistics [Text Block]	Fund statistics (as of July 31, 2024)
Fund net assets	$1,269,022,895
Total number of portfolio holdings	244
Total advisory fees paid	$4,791,798
Portfolio turnover rate	123%

Holdings [Text Block]
Fund holdings (as of July 31, 2024)
The table below shows the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Banking	24.29%
Energy	11.81%
Electric	10.04%
Consumer Non-Cyclical	8.38%
Communications	7.72%
Capital Goods	7.50%
Consumer Cyclical	6.80%
Technology	4.96%
Insurance	4.84%
Finance Companies	3.97%

Material Fund Change [Text Block]
Material Fund changes
During the fiscal year ended July 31, 2024, the Fund introduced a new fee waiver for Class R6 shares of 0.45% (excluding certain items).
This is a summary of certain changes to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 30, 2024, at delawarefunds.com/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Material Fund Change Expenses [Text Block]	During the fiscal year ended July 31, 2024, the Fund introduced a new fee waiver for Class R6 shares of 0.45% (excluding certain items).
Updated Prospectus Phone Number	800 523-1918
Updated Prospectus Web Address	delawarefunds.com/literature